Supplement dated December 22, 2015
to
Selected International Fund
A Portfolio of SELECTED INTERNATIONAL FUND, INC.
Summary Prospectus dated May 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Selected International Fund. The "Portfolio Managers" section of the summary prospectus is amended as below.
Portfolio Managers
As of the date of this Prospectus, the portfolio managers listed below manage a substantial majority of the Fund's assets.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since June 2001	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2001	Vice President, Davis Selected Advisers-NY, Inc.

Supplement dated December 22, 2015
to
Selected International Fund
A Portfolio of SELECTED INTERNATIONAL FUND, INC.
Statutory Prospectus dated May 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Selected International Fund.
▪	The "Portfolio Managers" section of the statutory prospectus, within the "Fund Summary" section, is amended as below.
Portfolio Managers
As of the date of this Prospectus, the portfolio managers listed below manage a substantial majority of the Fund's assets.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since June 2001	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2001	Vice President, Davis Selected Advisers-NY, Inc.

▪	The "Portfolio Managers" section of the statutory prospectus, within the "Management and Organization" section of the prospectus, is amended as below.
Portfolio Managers
Selected International Fund
Danton Goei is primarily responsible for the day-to-day management of the Fund's portfolio. Christopher Davis serves as the Chair of Davis Advisors' Portfolio Review Committee and, as part of this service, Mr. Davis has general oversight responsibilities for the Fund. A limited portion of the Fund's assets may be managed by Davis Advisors' research analysts, subject to review by Christopher Davis and the Portfolio Review Committee.
•
Christopher Davis has served as the research adviser of Selected International Fund since June 2001 and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis Advisors since 1989. Mr. Davis oversees the other Portfolio Managers of Selected International Fund and allocates segments of the Fund to each of them to invest.

•
Danton Goei has managed a segment of Selected International Fund since December 2001, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Goei joined Davis Advisors in November 1998.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' investments in the Funds.

Supplement dated December 22, 2015
to
Selected International Fund
A Portfolio of SELECTED INTERNATIONAL FUND, INC.
Statement of Additional Information dated May 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Selected International Fund.
▪	The "Portfolio Managers" section of the statement of additional information is amended as below.
Selected International Fund. Danton Goei is primarily responsible for the day-to-day management of the Fund's portfolio. Christopher Davis serves as the Chair of Davis Advisors' Portfolio Review Committee and, as part of this service, Mr. Davis has general oversight responsibilities for the Fund. A limited portion of the Fund's assets may be managed by Davis Advisors' research analysts, subject to review by Christopher Davis and the Portfolio Review Committee.
The Following Table Reflects Information as of December 31, 2014:
Selected International Fund
Portfolio Managers	Dollar Range of Fund Shares Owned(1)	Number of RICs(3)	Assets(2) in RICs	Number of OPIV(4)	Assets(2) in OPIV(4)	Number of OA(5)	Assets in OA(5)
C. Davis	Over $1 Million	12	15.3 Billion	10	591.6 Million	59	3.4 Billion
D. Goei	$50k-$100k	9	13.4 Billion	10	425.9 Million	54	2.7 Billion

▪	The "Structure of Compensation" section of the statement of additional information is amended as below.
Structure of Compensation
Christopher Davis' compensation for services provided to the Adviser consists of a base salary. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.
Danton Goei's compensation for services provided to the Adviser consists of: (i) a base salary; (ii) an annual discretionary bonus; (iii) awards of equity ("Units") in Davis Selected Advisers, L.P. including Units, and/or phantom Units; and (iv) an incentive plan whereby the Adviser purchases shares in selected mutual funds managed by the Adviser. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the Fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the Fund's benchmark index, as described in the Fund's prospectus or, in limited cases, based on performance ranking among established peer groups. The Adviser does not purchase incentive shares in every fund these portfolio managers manage or assist on. In limited cases, such incentive compensation is tied on a memorandum basis to the performance of the portion of the Fund ("sleeve") managed by the analyst versus the Fund's benchmark. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.